Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 37.8%
Banks - 1.5%
JPMorgan Chase & Co.	13,350	$ 1,395,075
US Bancorp	15,600	628,992

		2,024,067

Beverages - 1.9%
Coca-Cola Co.	16,150	904,723
PepsiCo, Inc.	10,200	1,665,252

		2,569,975

Capital Markets - 3.2%
BlackRock, Inc.	2,525	1,389,457
CME Group, Inc.	8,500	1,505,605
Morgan Stanley	6,500	513,565
Northern Trust Corp.	10,400	889,824

		4,298,451

Chemicals - 0.8%
Air Products & Chemicals, Inc.	4,900	1,140,377

Communications Equipment - 1.1%
Cisco Systems, Inc.	36,800	1,472,000

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	37,000	1,404,890

Electrical Equipment - 0.6%
Emerson Electric Co.	10,650	779,793

Energy Equipment & Services - 0.8%
Baker Hughes Co.	55,000	1,152,800

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	5,700	1,223,790

Food Products - 1.1%
Archer-Daniels-Midland Co.	18,850	1,516,483

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	17,800	1,437,350

Health Care Providers & Services - 1.5%
CVS Health Corp.	20,800	1,983,696

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	7,150	1,649,791
Starbucks Corp.	9,150	770,979

		2,420,770

Household Products - 1.0%
Colgate-Palmolive Co.	8,200	576,050
Procter & Gamble Co.	6,550	826,938

		1,402,988

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	8,100	1,352,457

Insurance - 2.4%
Aflac, Inc.	21,300	1,197,060
Travelers Cos., Inc.	12,900	1,976,280

		3,173,340

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.1%
Automatic Data Processing, Inc.	3,375	$ 763,391
Paychex, Inc.	5,900	662,039

		1,425,430

Machinery - 1.7%
Caterpillar, Inc.	4,450	730,156
PACCAR, Inc.	18,500	1,548,265

		2,278,421

Media - 1.0%
Comcast Corp., Class A	46,000	1,349,180

Metals & Mining - 0.6%
Newmont Corp.	18,500	777,555

Multi-Utilities - 1.4%
Dominion Energy, Inc.	27,300	1,886,703

Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc.	13,950	1,558,633
Kinder Morgan, Inc.	85,000	1,414,400

		2,973,033

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	25,600	1,819,904
Johnson & Johnson	12,400	2,025,664
Pfizer, Inc.	29,600	1,295,296

		5,140,864

Road & Rail - 0.7%
Union Pacific Corp.	4,550	886,431

Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	3,900	543,426
Texas Instruments, Inc.	9,300	1,439,454

		1,982,880

Specialty Retail - 1.3%
Home Depot, Inc.	6,400	1,766,016

Trading Companies & Distributors - 0.8%
Fastenal Co.	22,900	1,054,316

Total Common Stocks (Cost $50,930,253)		50,874,056

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class C,
3.74%, 10/18/2024	$ 221,816	221,748
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (A)	144,990	142,034
Chesapeake Funding II LLC
Series 2018-3A, Class B,
3.62%, 01/15/2031 (A)	100,000	99,967
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	82,919	81,990
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	129,816

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	$ 322,197	$ 311,246
Enterprise Fleet Financing LLC
Series 2019-3, Class A2,
2.06%, 05/20/2025 (A)	53,022	52,910
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class B,
2.87%, 10/16/2024	350,000	349,007
JPMorgan Chase Bank NA - CACLN
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	208,320	202,935
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	219,038	211,628
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	259,207	249,435
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	230,075	218,931
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A3,
0.46%, 08/15/2024 (A)	30,064	30,024
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	325,030
Synchrony Credit Card Master Note Trust
Series 2018-2, Class C,
3.87%, 05/15/2026	500,000	495,729
Verizon Owner Trust
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	147,749

Total Asset-Backed Securities (Cost $3,426,207)		3,270,179

CORPORATE DEBT SECURITIES - 19.6%
Aerospace & Defense - 0.5%
Boeing Co.
3.63%, 02/01/2031	200,000	165,941
5.81%, 05/01/2050	150,000	130,654
Northrop Grumman Corp.
2.93%, 01/15/2025	200,000	190,706
Textron, Inc.
2.45%, 03/15/2031	250,000	191,794

		679,095

Airlines - 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	250,000	232,943

Banks - 3.1%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	173,361
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	243,928
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	201,650
Bank of Montreal
3.30%, 02/05/2024	165,000	161,381
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	400,000	362,242
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	184,117

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bancorp
2.55%, 05/05/2027	$ 225,000	$ 200,143
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	177,201
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	212,063
Huntington National Bank
3.55%, 10/06/2023	250,000	247,289
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	250,000	244,894
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	425,015
PNC Bank NA
2.70%, 10/22/2029	125,000	102,710
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	250,000	224,002
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	227,909
Truist Bank
2.25%, 03/11/2030	150,000	117,526
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	260,934
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	228,350
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	200,000	171,600

		4,166,315

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	141,977

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	69,258

Capital Markets - 1.7%
BlackRock, Inc.
2.10%, 02/25/2032	350,000	267,366
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	222,315
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	181,398
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	427,762
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	250,000	181,282
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	171,635
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	182,427
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	114,676
3.88%, 01/27/2026	250,000	238,548

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	$ 125,000	$ 103,330
UBS Group AG
Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (A)	200,000	189,671

		2,280,410

Chemicals - 0.5%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	166,514
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	500,000	325,405
LYB International Finance III LLC
3.63%, 04/01/2051 (C)	200,000	130,433

		622,352

Construction & Engineering - 0.3%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	359,507

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
3.20%, 07/15/2051	250,000	156,527
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	235,132

		391,659

Consumer Finance - 0.3%
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	167,302
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	200,000	190,286
Synchrony Financial
3.70%, 08/04/2026	100,000	91,429

		449,017

Containers & Packaging - 0.2%
WRKCo, Inc.
3.00%, 06/15/2033 (C)	300,000	231,995
3.90%, 06/01/2028	125,000	114,703

		346,698

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	299,420
4.63%, 10/15/2027	250,000	224,597
Intercontinental Exchange, Inc.
4.60%, 03/15/2033	200,000	186,105

		710,122

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.25%, 02/01/2032	400,000	302,373
4.75%, 05/15/2046	75,000	62,869
Verizon Communications, Inc.
4.33%, 09/21/2028	300,000	282,533
4.40%, 11/01/2034	300,000	263,896

		911,671

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	$ 200,000	$ 151,125
Duke Energy Corp.
3.75%, 09/01/2046	250,000	177,062
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	160,429
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	331,301
PECO Energy Co.
3.05%, 03/15/2051	250,000	168,455
Wisconsin Electric Power Co.
1.70%, 06/15/2028	250,000	209,155

		1,197,527

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.
2.65%, 08/09/2031	150,000	111,760
Vontier Corp.
1.80%, 04/01/2026	200,000	170,014

		281,774

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	263,669
4.00%, 12/21/2025 (A)	20,000	19,284

		282,953

Equity Real Estate Investment Trusts - 0.6%
Brixmor Operating Partnership LP
3.65%, 06/15/2024	250,000	241,309
Healthpeak Properties, Inc.
3.25%, 07/15/2026	150,000	139,755
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	171,478
Public Storage
1.95%, 11/09/2028	125,000	104,194
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	161,899

		818,635

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	241,080
2.50%, 02/10/2041 (A)	250,000	155,076
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	88,000	82,601

		478,757

Food Products - 0.4%
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	119,822
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	230,620
3.95%, 04/01/2049 (A)	300,000	240,030

		590,472

Health Care Providers & Services - 0.9%
Cigna Corp.
4.38%, 10/15/2028	50,000	47,204
4.90%, 12/15/2048	100,000	86,363
CVS Health Corp.
2.63%, 08/15/2024	200,000	191,909
5.13%, 07/20/2045	250,000	218,891

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (A)	$ 350,000	$ 276,294
UnitedHealth Group, Inc.
2.30%, 05/15/2031	300,000	241,236
3.70%, 08/15/2049	250,000	189,003

		1,250,900

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc.
3.25%, 02/15/2030	250,000	202,675
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	150,550
McDonald’s Corp.
4.88%, 12/09/2045	250,000	221,158

		574,383

Insurance - 1.4%
Aflac, Inc.
4.75%, 01/15/2049	250,000	219,781
American International Group, Inc.
4.75%, 04/01/2048	100,000	85,756
Athene Global Funding
1.45%, 01/08/2026 (A) (C)	500,000	434,875
Belrose Funding Trust
2.33%, 08/15/2030 (A)	250,000	188,440
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	152,828
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	214,442
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	205,696
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	63,173
Old Republic International Corp.
3.85%, 06/11/2051	250,000	171,645
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A) (C)	200,000	136,360

		1,872,996

IT Services - 0.4%
Fiserv, Inc.
3.50%, 07/01/2029	450,000	391,394
Western Union Co.
2.85%, 01/10/2025	150,000	141,959

		533,353

Machinery - 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	143,081

Media - 0.3%
Comcast Corp.
3.40%, 04/01/2030	50,000	43,959
4.15%, 10/15/2028	350,000	330,843
Discovery Communications LLC
5.00%, 09/20/2037	125,000	98,831

		473,633

Oil, Gas & Consumable Fuels - 2.1%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	187,043
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	110,508

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	$ 250,000	$ 214,373
Energy Transfer LP
5.25%, 04/15/2029	100,000	94,023
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	185,889
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	305,096
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	267,798
4.70%, 05/01/2025	200,000	196,390
MPLX LP
2.65%, 08/15/2030	400,000	313,240
Phillips 66
4.65%, 11/15/2034	100,000	89,106
Pioneer Natural Resources Co.
2.15%, 01/15/2031	225,000	173,281
Valero Energy Corp.
4.00%, 06/01/2052	100,000	72,163
6.63%, 06/15/2037	250,000	248,632
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	379,712

		2,837,254

Pharmaceuticals - 0.5%
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	152,684
3.55%, 09/02/2050	400,000	249,311
Zoetis, Inc.
3.00%, 09/12/2027	250,000	224,865

		626,860

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	294,268

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	6,152
Intel Corp.
3.73%, 12/08/2047	400,000	297,198
Lam Research Corp.
1.90%, 06/15/2030	150,000	118,813

		422,163

Software - 0.7%
Intuit, Inc.
1.65%, 07/15/2030	250,000	194,662
Oracle Corp.
3.95%, 03/25/2051	250,000	165,825
Salesforce, Inc.
2.90%, 07/15/2051	250,000	165,162
VMware, Inc.
2.20%, 08/15/2031	250,000	181,882
Workday, Inc.
3.70%, 04/01/2029	200,000	180,009

		887,540

Specialty Retail - 0.6%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	250,000	206,291
Home Depot, Inc.
3.35%, 04/15/2050	125,000	89,564

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.00%, 10/15/2050	$ 450,000	$ 275,917
Tractor Supply Co.
1.75%, 11/01/2030	250,000	187,156

		758,928

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.45%, 12/15/2051 (A)	250,000	142,134
8.35%, 07/15/2046	19,000	20,495
HP, Inc.
2.65%, 06/17/2031	500,000	366,735

		529,364

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.88%, 01/15/2026	250,000	223,851

Total Corporate Debt Securities (Cost $32,234,233)		26,439,716

MORTGAGE-BACKED SECURITIES - 2.3%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	145,470	138,799
CIM Trust
Series 2021-J2, Class A4,
2.50% (B), 04/25/2051 (A)	309,861	269,989
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	195,985	167,946
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	172,831	139,905
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	496,407	394,539
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	227,125	181,992
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	589,468	506,252
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	120,710	102,525
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	373,988	323,061
RCKT Mortgage Trust
Series 2021-6, Class A5,
2.50% (B), 12/25/2051 (A)	365,925	314,816
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	241,854	213,889
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	189,697	178,218
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2,
2.50% (B), 09/25/2051 (A)	224,576	178,827

Total Mortgage-Backed Securities (Cost $3,730,389)		3,110,758

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	$ 35,000	$ 35,035

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	349,726

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	194,907

Total Municipal Government Obligations (Cost $649,972)		579,668

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.6%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	621,339	520,841
2.50%, 02/01/2032 - 04/01/2048	1,250,460	1,088,325
3.00%, 09/01/2042 - 07/01/2049	1,399,432	1,247,098
3.50%, 11/01/2040 - 05/01/2052	1,930,055	1,753,584
4.00%, 04/01/2033 - 03/01/2047	215,199	207,787
4.50%, 02/01/2025 - 05/01/2048	314,631	307,836
5.50%, 01/01/2037	27,097	28,045
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	465,784
2.98%, 11/25/2025	196,780	189,845
3.12%, 06/25/2027	750,000	706,142
3.35%, 01/25/2028	400,000	377,976
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	90,264	90,547
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1-Month SOFR + 0.75%, 3.03% (B), 10/25/2033 (A)	256,080	250,381
Federal National Mortgage Association
2.50% (B), 03/25/2023	94,931	94,024
2.50%, 06/01/2031 - 12/01/2047	3,123,883	2,697,223
3.00%, 12/01/2028 - 08/01/2048	1,729,990	1,593,576
3.10% (B), 07/25/2024	217,756	211,882
3.21% (B), 11/25/2027	448,676	422,693
3.50%, 12/01/2031 - 06/01/2052	1,593,695	1,457,489
4.00%, 02/01/2035 - 05/01/2052	3,272,812	3,062,335
4.50%, 03/01/2039 - 08/01/2052	1,045,793	1,001,785
5.50%, 10/01/2052	350,000	348,995
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	405,735	381,912
3.50%, 04/25/2031	150,492	145,364
FREMF Mortgage Trust
3.65% (B), 10/25/2046 (A)	500,000	494,833
3.85% (B), 01/25/2048 (A)	410,000	395,217
Government National Mortgage Association
3.50%, 12/15/2042	37,784	35,156

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 12/15/2039	$ 5,025	$ 4,806
4.50%, 08/15/2040	2,147	2,111

Total U.S. Government Agency Obligations (Cost $21,736,259)		19,583,592

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury - 21.6%
U.S. Treasury Bonds
1.88%, 02/15/2051	1,500,000	993,164
2.00%, 02/15/2050	1,250,000	859,131
2.50%, 02/15/2045	1,000,000	763,320
2.75%, 08/15/2042 - 11/15/2042	2,300,000	1,867,808
3.00%, 05/15/2047	900,000	754,418
3.38%, 11/15/2048	250,000	227,813
3.75%, 08/15/2041	250,000	239,619
4.38%, 05/15/2041	500,000	523,828
U.S. Treasury Notes
0.38%, 01/31/2026 (C)	3,000,000	2,642,813
0.38%, 09/30/2027	2,000,000	1,670,078
0.63%, 08/15/2030	1,750,000	1,371,084
1.38%, 11/15/2031	2,300,000	1,868,391
1.50%, 08/15/2026	2,500,000	2,261,816
2.00%, 08/15/2025 (C)	3,250,000	3,053,730
2.13%, 03/31/2024	3,000,000	2,905,313
2.38%, 05/15/2027	2,565,000	2,378,837
2.63%, 02/15/2029	3,000,000	2,765,508
2.88%, 05/15/2028	2,000,000	1,880,938

Total U.S. Government Obligations (Cost $33,470,550)		29,027,609

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (E)	809,663	809,663

Total Other Investment Company (Cost $809,663)		809,663

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.10% (E), dated 09/30/2022, to be repurchased at $1,220,544 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $1,244,880.	$ 1,220,432	1,220,432

Total Repurchase Agreement (Cost $1,220,432)		1,220,432

Total Investments (Cost $148,207,958)		134,915,673
Net Other Assets (Liabilities) - (0.2)%		(335,329)

Net Assets - 100.0%		$ 134,580,344

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$50,874,056	$—	$—	$50,874,056
Asset-Backed Securities	—	3,270,179	—	3,270,179
Corporate Debt Securities	—	26,439,716	—	26,439,716
Mortgage-Backed Securities	—	3,110,758	—	3,110,758
Municipal Government Obligations	—	579,668	—	579,668
U.S. Government Agency Obligations	—	19,583,592	—	19,583,592
U.S. Government Obligations	—	29,027,609	—	29,027,609
Other Investment Company	809,663	—	—	809,663
Repurchase Agreement	—	1,220,432	—	1,220,432

Total Investments	$51,683,719	$83,231,954	$—	$134,915,673

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $9,994,677, representing 7.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,578,304, collateralized by cash collateral of $809,663 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,905,921. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at September 30, 2022.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9